SUPPLEMENT DATED DECEMBER 20, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Hedged Equity Portfolio – In the Management subsection, the following is added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Matthew P. Bensen, Portfolio Manager                       Since 2024

Judy Jansen, Portfolio Manager                                     Since 2024

Disclosure Changes to the Additional Information About Fees and Expenses section

Effective January 1, 2025, in the Other Expenses subsection, the following will be added after the last paragraph:

The Other Expenses line item in each Fund’s Annual Fund Operating Expenses table includes administration services fees. The Funds receive certain administration services from PLFA and Pacific Life pursuant to an Administrative Agreement entered into between the Trust, PLFA and Pacific Life effective January 1, 2025. Please see the SAI for additional information on the services provided and the fees paid under the Administrative Agreement.

Disclosure Changes to the About Management section

In the table for J.P. Morgan Investment Management Inc., the following is added for the Hedged Equity Portfolio:

Matthew P. Bensen	Portfolio Manager of JPMorgan since 2024 and a member of JPMorgan’s derivatives-based strategies in the U.S. Core team since 2019. He began his investment career in 2015 and has a BBA from the University of Notre Dame.
Judy Jansen	Portfolio Manager of JPMorgan since 2024 and a member of JPMorgan’s derivatives-based strategies in the U.S. Core team since 2022 and a U.S. Equity Investment Specialist of JPMorgan’s U.S. Equity Core strategies from 2018 to 2022. She began her investment career in 2015 and has a BA from Princeton University and an MBA from the Wharton School of the University of Pennsylvania.

SUPPLEMENT DATED DECEMBER 20, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Additional Information About Fees and Expenses section

Effective January 1, 2025, the following is added after the last paragraph:

The Other Expenses line item in each Fund’s Annual Fund Operating Expenses table includes administration services fees. The Funds receive certain administration services from PLFA and Pacific Life pursuant to an Administration Agreement entered into between the Trust, PLFA and Pacific Life effective January 1, 2025. Please see the SAI for additional information on the services provided and the fees paid under the Administration Agreement.

SUPPLEMENT DATED DECEMBER 20, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED OCTOBER 15, 2024

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated October 15, 2024 for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Additional Information About Fees and Expenses section

Effective January 1, 2025, the following will be added after the Operating Expense Reimbursements subsection:

Other Expenses

The Other Expenses line item in each Fund’s Annual Fund Operating Expenses table includes administration services fees. The Funds receive certain administration services from PLFA and Pacific Life pursuant to an Administration Agreement entered into between the Trust, PLFA and Pacific Life effective January 1, 2025. Please see the SAI for additional information on the services provided and the fees paid under the Administration Agreement.

SUPPLEMENT DATED DECEMBER 20, 2024

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 15, 2024 FOR THE Large-Cap Plus Bond Alpha

Portfolio, Small-Cap Plus Bond Alpha Portfolio, International

Equity Plus Bond Alpha Portfolio, Bond Plus Portfolio and QQQ®

Plus Bond Alpha Portfolio AND

DATED MAY 1, 2024 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 15, 2024 for the Large-Cap Plus Bond Alpha Portfolio, Small-Cap Plus Bond Alpha Portfolio, International Equity Plus Bond Alpha Portfolio, Bond Plus Portfolio and QQQ Plus Bond Alpha Portfolio and dated May 1, 2024 for all other Funds (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

The following changes are all effective January 1, 2025:

In the Management Information section, information in the Interested Persons table for Adrian S. Griggs will be deleted and replaced with the following:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]

Jason (Jay) Orlandi Year of birth 1974	Chief Executive Officer, President and Trustee since 1/01/25	Executive Vice President (10/20 to present) of Pacific Mutual Holding Company, Pacific LifeCorp and Pacific Life; General Counsel and Director (1/21 to present) of Pacific Life and PL&A; Executive Vice President (1/21 to present) of PL&A; Director of the Pacific Life Foundation (12/23 to present); Chief Operating Officer, Transamerica Corporation (12/18 to 10/20).	61

In the Board of Trustees section, the third paragraph under the Information about Each Trustee’s Qualification, Experience, Attributes or Skills subsection will be deleted and replaced with the following:

Mr. Orlandi is the Executive Vice President, General Counsel and Director of Pacific Life and PL&A. Mr. Orlandi is considered an Interested Person of the Trust because of his material business positions with Pacific Life and PL&A. In these positions, Mr. Orlandi has intimate knowledge of Pacific Life, PL&A and the Adviser, their products, operations, personnel and financial resources. Mr. Orlandi’s position of influence and responsibility at Pacific Life and PL&A, in addition to his extensive knowledge, has been determined to be valuable to the Board in its oversight of the Trust.

In the Board of Trustees section, information regarding Adrian S. Griggs will be deleted from the table under the Beneficial Interest of Trustees subsection.

In the Other Expenses of the Trust section, the third paragraph will be deleted and replaced with the following:

Prior to January 1, 2025, the Trust, Pacific Life and PLFA were parties to an agreement for administration and support services (the “Support Services Agreement”) pursuant to which Pacific

Life and/or PLFA provided support services such as those described above, including legal, compliance, accounting, tax, chief compliance officer services, and administrative services.

Effective January 1, 2025, the Support Services Agreement was terminated and replaced with an Administration Agreement (the “Administration Agreement”) entered into between the Trust, PLFA and Pacific Life. Pursuant to the Administration Agreement, PLFA and/or Pacific Life provide the Trust with certain administrative services, which include, but are not limited to, the following: (i) expenses of registering and qualifying the Trust with the SEC and with any necessary state or other governmental entities; (ii) expenses of providing accounting, tax, operational, compliance and legal services to the Trust; (iii) expenses of maintaining the Trust’s legal existence; (iv) expenses of holding shareholder meetings; (v) expenses of preparing, printing, filing, and distributing to existing shareholders required documentation such as proxies, information statements, prospectuses, and shareholder reports; (vi) expenses of preparing, printing and filing reports and other documents as may be required by applicable law and regulations and any new filings that may be required in the future; (vii) expenses of establishing, overseeing, and administering the Trust’s regulatory compliance program in accordance with Rule 38a-1 under the 1940 Act (the “38a-1 Program”) or other applicable laws and regulations including, but not limited to, the expense of the Trust’s Chief Compliance Officer (“CCO”) and compliance personnel to implement and support the 38a-1 Program; (viii) expenses of registering PLFA as a commodity pool operator with the CFTC on behalf of certain Funds of the Trust and making such filings and reports, and performing such compliance activity, as may be necessary or advisable under the Commodity Exchange Act or the rules thereunder; (ix) expenses of providing support and coordination in connection with the provision of services to the Trust by outside counsel, accountants, custodian, auditor, securities lending agent, and consultants, or such other vendors that provide administrative services to the Trust; (x) expenses of complying with new or changed securities laws, commodity laws, and other laws, rules and regulations that may affect the Trust; and (xi) expenses of such administrative services and other activities as may be necessary, advisable or required for the operation of the Trust which are not included in, part of, or subject to, the Trust’s Advisory Agreement or any other Trust agreements.

Pursuant to the Administration Agreement, the ESG Portfolios, the Pacific Dynamix Portfolios, the Portfolio Optimization Portfolios and the PSF Avantis Balanced Allocation Portfolios (collectively, the “Funds of Funds”) will pay to Pacific Life and/or PLFA an annual rate of 0.0075% of their average daily net assets, and all other Funds of the Trust will pay to Pacific Life and/or PLFA an annual rate of 0.0175% of their average daily net assets. Pacific Life and PLFA have contractually agreed to a waiver of their fees owed under the Administration Agreement of 0.00075% for the Funds of Funds and 0.0015% for all other Funds for fiscal year 2025, a waiver of 0.00025% for the Funds of Funds and 0.001% for all other Funds for fiscal year 2026, and a waiver of 0.0001% for the Funds of Funds and 0.0005% for all other Funds for fiscal year 2027.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under JPMorgan’s portion of the table, the following is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
JPMorgan
Matthew P. Benson[2]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	3	$269,471,091	None	N/A
Other Accounts	None	N/A	None	N/A
Judy Jansen[2]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	3	$269,471,091	None	N/A
Other Accounts	None	N/A	None	N/A

_________________________

2 Other Accounts Managed information as of September 30, 2024.